Financial Instruments - Schedule of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GBP [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	1.141	1.220	1.379
Closing foreign exchange rate	1.126	1.167	1.357
CHF [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.897	0.918	0.937
Closing foreign exchange rate	0.855	0.931	0.923
DKK [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.134	0.134	0.134
Closing foreign exchange rate	0.134	0.135	0.134
SEK [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.104	0.106	0.107
Closing foreign exchange rate	0.102	0.104	0.109